Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	$ 962	$ 493	$ 649
General and administrative expenses	1,665	970	1,902
Wages and related expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	183	181	322
General and administrative expenses	99	106	237
Share-based payment [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	17	100	69
General and administrative expenses	7	69	22
Clinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	49	1
Regulatory, professional and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	322	178	119
Research and preclinical studies [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	142	33	139
Chemistry and formulations [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
Research and development expenses	249
Professional and directors' fees [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
General and administrative expenses	884	679	1,283
Business development expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
General and administrative expenses		5	58
Office maintenance, rent and other expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
General and administrative expenses	55	53	182
Investor relations and business expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
General and administrative expenses	562	7	22
Regulatory expenses [Member]
Additional Information to the Items of Profit or Loss (Details) - Schedule of additional information to the items of profit or loss [Line Items]
General and administrative expenses	$ 58	$ 51	$ 98